EXCHANGEABLE SHARES, CLASS B SHARES AND CLASS C SHARES - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 15, 2022
Disclosure of classes of share capital [line items]
Remeasurement, change in contractual cash flows based on share price, number of shares (in shares)	1
Dividends paid	$ 5	$ 0
Exchangeable shares
Disclosure of classes of share capital [line items]
Shares exchanged to LP Units (in shares)	50,825
Dividends declared	$ 5
Dividends paid	$ 5
LP Unit
Disclosure of classes of share capital [line items]
Unit price (in dollars per share)	$ 21.19		$ 28.41